Loans to Customers at Amortized Cost (Details) - Schedule of loans by industry sector - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Gross Carrying Amount [Member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 30,937,690	$ 30,033,272
%	100.00%	100.00%
Gross Carrying Amount [Member] | Country of domicile [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 30,927,220	$ 30,018,587
Gross Carrying Amount [Member] | Foreign countries [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	10,470	14,685
Agriculture and livestock [Member] | Gross Carrying Amount [Member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 642,941	$ 677,421
%	2.08%	2.26%
Agriculture and livestock [Member] | Gross Carrying Amount [Member] | Country of domicile [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 642,941	$ 677,421
Agriculture and livestock [Member] | Gross Carrying Amount [Member] | Foreign countries [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers
Fruit Sector [Member] | Gross Carrying Amount [Member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 849,625	$ 793,997
%	2.75%	2.64%
Fruit Sector [Member] | Gross Carrying Amount [Member] | Country of domicile [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 849,625	$ 793,997
Fruit Sector [Member] | Gross Carrying Amount [Member] | Foreign countries [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers
Forestry and wood extraction [Member] | Gross Carrying Amount [Member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 154,661	$ 152,050
%	0.50%	0.51%
Forestry and wood extraction [Member] | Gross Carrying Amount [Member] | Country of domicile [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 154,661	$ 152,050
Forestry and wood extraction [Member] | Gross Carrying Amount [Member] | Foreign countries [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers
Fishing Sector [Member] | Gross Carrying Amount [Member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 135,487	$ 140,706
%	0.44%	0.47%
Fishing Sector [Member] | Gross Carrying Amount [Member] | Country of domicile [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 135,487	$ 140,706
Fishing Sector [Member] | Gross Carrying Amount [Member] | Foreign countries [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers
Mining and quarries [Member] | Gross Carrying Amount [Member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 470,607	$ 604,660
%	1.52%	2.01%
Mining and quarries [Member] | Gross Carrying Amount [Member] | Country of domicile [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 470,607	$ 604,660
Mining and quarries [Member] | Gross Carrying Amount [Member] | Foreign countries [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers
Natural gas and crude oil extraction [Member] | Gross Carrying Amount [Member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers
%
Natural gas and crude oil extraction [Member] | Gross Carrying Amount [Member] | Country of domicile [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers
Natural gas and crude oil extraction [Member] | Gross Carrying Amount [Member] | Foreign countries [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers
Tobacco, food and beverages [Member] | Gross Carrying Amount [Member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 539,144	$ 571,663
%	1.74%	1.90%
Tobacco, food and beverages [Member] | Gross Carrying Amount [Member] | Country of domicile [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 539,144	$ 571,663
Tobacco, food and beverages [Member] | Gross Carrying Amount [Member] | Foreign countries [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers
Textiles, clothing and leather goods [Member] | Gross Carrying Amount [Member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 40,344	$ 49,062
%	0.13%	0.16%
Textiles, clothing and leather goods [Member] | Gross Carrying Amount [Member] | Country of domicile [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 40,344	$ 49,062
Textiles, clothing and leather goods [Member] | Gross Carrying Amount [Member] | Foreign countries [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers
Wood and wood products [Member] | Gross Carrying Amount [Member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 68,892	$ 54,052
%	0.22%	0.18%
Wood and wood products [Member] | Gross Carrying Amount [Member] | Country of domicile [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 68,892	$ 54,052
Wood and wood products [Member] | Gross Carrying Amount [Member] | Foreign countries [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers
Paper, printing and publishing [Member] | Gross Carrying Amount [Member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 42,988	$ 36,958
%	0.14%	0.12%
Paper, printing and publishing [Member] | Gross Carrying Amount [Member] | Country of domicile [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 42,988	$ 36,958
Paper, printing and publishing [Member] | Gross Carrying Amount [Member] | Foreign countries [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers
Paper, printing and publishing [Member] | Oil refining, carbon and rubber [Member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 86,358	$ 304,619
%	0.28%	1.01%
Paper, printing and publishing [Member] | Oil refining, carbon and rubber [Member] | Country of domicile [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 86,358	$ 304,619
Paper, printing and publishing [Member] | Oil refining, carbon and rubber [Member] | Foreign countries [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers
Production of basic metal, non-mineral, machine and equipment [Member] | Gross Carrying Amount [Member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 403,924	$ 416,361
%	1.31%	1.39%
Production of basic metal, non-mineral, machine and equipment [Member] | Gross Carrying Amount [Member] | Country of domicile [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 403,924	$ 416,361
Production of basic metal, non-mineral, machine and equipment [Member] | Gross Carrying Amount [Member] | Foreign countries [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers
Other manufacturing industries [Member] | Gross Carrying Amount [Member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 166,118	$ 192,257
%	0.54%	0.64%
Other manufacturing industries [Member] | Gross Carrying Amount [Member] | Country of domicile [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 166,118	$ 192,257
Other manufacturing industries [Member] | Gross Carrying Amount [Member] | Foreign countries [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers
Electricity, gas and water [Member] | Gross Carrying Amount [Member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 395,598	$ 325,143
%	1.28%	1.08%
Electricity, gas and water [Member] | Gross Carrying Amount [Member] | Country of domicile [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 395,598	$ 325,143
Electricity, gas and water [Member] | Gross Carrying Amount [Member] | Foreign countries [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers
Residential buildings [Member] | Gross Carrying Amount [Member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 2,328,498	$ 2,041,437
%	7.53%	6.80%
Residential buildings [Member] | Gross Carrying Amount [Member] | Country of domicile [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 2,328,498	$ 2,041,437
Residential buildings [Member] | Gross Carrying Amount [Member] | Foreign countries [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers
Other constructions [Member] | Gross Carrying Amount [Member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 125,081	$ 101,262
%	0.40%	0.34%
Other constructions [Member] | Gross Carrying Amount [Member] | Country of domicile [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 125,081	$ 101,262
Other constructions [Member] | Gross Carrying Amount [Member] | Foreign countries [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers
Wholesale [Member] | Gross Carrying Amount [Member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 1,137,766	$ 1,110,933
%	3.68%	3.70%
Wholesale [Member] | Gross Carrying Amount [Member] | Country of domicile [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 1,137,766	$ 1,108,578
Wholesale [Member] | Gross Carrying Amount [Member] | Foreign countries [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers		2,355
Retail, restaurants and hotels [Member] | Gross Carrying Amount [Member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 1,406,380	$ 955,439
%	4.55%	3.18%
Retail, restaurants and hotels [Member] | Gross Carrying Amount [Member] | Country of domicile [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 1,399,039	$ 946,605
Retail, restaurants and hotels [Member] | Gross Carrying Amount [Member] | Foreign countries [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	7,341	8,834
Transport and storage [Member] | Gross Carrying Amount [Member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 1,239,443	$ 1,193,450
%	4.01%	3.97%
Transport and storage [Member] | Gross Carrying Amount [Member] | Country of domicile [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 1,239,443	$ 1,193,450
Transport and storage [Member] | Gross Carrying Amount [Member] | Foreign countries [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers
Communications [Member] | Gross Carrying Amount [Member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 214,961	$ 40,637
%	0.69%	0.14%
Communications [Member] | Gross Carrying Amount [Member] | Country of domicile [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 214,961	$ 40,637
Communications [Member] | Gross Carrying Amount [Member] | Foreign countries [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers
Financial and insurance companies [Member] | Gross Carrying Amount [Member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 2,019,017	$ 2,271,598
%	6.53%	7.56%
Financial and insurance companies [Member] | Gross Carrying Amount [Member] | Country of domicile [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 2,019,017	$ 2,268,538
Financial and insurance companies [Member] | Gross Carrying Amount [Member] | Foreign countries [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers		3,060
Real estate and other financial services [Member] | Gross Carrying Amount [Member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 332,316	$ 315,961
%	1.07%	1.05%
Real estate and other financial services [Member] | Gross Carrying Amount [Member] | Country of domicile [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 330,868	$ 315,961
Real estate and other financial services [Member] | Gross Carrying Amount [Member] | Foreign countries [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	1,448
Community, social and personal services [Member] | Gross Carrying Amount [Member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 3,054,194	$ 2,267,869
%	9.87%	7.55%
Community, social and personal services [Member] | Gross Carrying Amount [Member] | Country of domicile [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 3,052,513	$ 2,267,433
Community, social and personal services [Member] | Gross Carrying Amount [Member] | Foreign countries [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	1,681	436
Others [Member] | Gross Carrying Amount [Member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 1,747,254	$ 1,676,677
%	5.67%	5.59%
Others [Member] | Gross Carrying Amount [Member] | Country of domicile [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 1,747,254	$ 1,676,677
Others [Member] | Gross Carrying Amount [Member] | Foreign countries [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers
Consumers loans [Member] | Gross Carrying Amount [Member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 3,948,721	$ 4,532,333
%	12.76%	15.09%
Consumers loans [Member] | Gross Carrying Amount [Member] | Country of domicile [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 3,948,721	$ 4,532,333
Consumers loans [Member] | Gross Carrying Amount [Member] | Foreign countries [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers
Residential Mortgage Loans [Member] | Gross Carrying Amount [Member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 9,387,372	$ 9,206,727
%	30.33%	30.66%
Residential Mortgage Loans [Member] | Gross Carrying Amount [Member] | Country of domicile [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers	$ 9,387,372	$ 9,206,727
Residential Mortgage Loans [Member] | Gross Carrying Amount [Member] | Foreign countries [member]
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Loans to customers